Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,173,465.01
Total Fee Amount	2,095.46
Total Offset Amount	0.00
Net Fee	$ 2,095.46
Offering Table N/A
Offset Table N/A	N/A